Average Annual Total Returns - VY Invesco Growth and Income Portfolio	Class ADV 1 Yr	Class ADV 5 Yrs	Class ADV 10 Yrs	Class ADV Since Inception	Class ADV Inception Date	Class ADV Russell 1000® Value Index 1 Yr		Class ADV Russell 1000® Value Index 5 Yrs		Class ADV Russell 1000® Value Index 10 Yrs		Class ADV Russell 1000® Value Index Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I Russell 1000® Value Index 1 Yr		Class I Russell 1000® Value Index 5 Yrs		Class I Russell 1000® Value Index 10 Yrs		Class I Russell 1000® Value Index Since Inception	Class S 1 Yr	Class S 5 Yrs	Class S 10 Yrs	Class S Since Inception	Class S Inception Date	Class S Russell 1000® Value Index 1 Yr		Class S Russell 1000® Value Index 5 Yrs		Class S Russell 1000® Value Index 10 Yrs		Class S Russell 1000® Value Index Since Inception	Class S2 1 Yr	Class S2 5 Yrs	Class S2 10 Yrs	Class S2 Since Inception	Class S2 Inception Date	Class S2 Russell 1000® Value Index 1 Yr		Class S2 Russell 1000® Value Index 5 Yrs		Class S2 Russell 1000® Value Index 10 Yrs		Class S2 Russell 1000® Value Index Since Inception
Total	2.55%	8.28%	8.90%		Feb. 22, 2004	2.80%	[1]	9.74%	[1]	10.50%	[1]	[1]	3.22%	8.94%	9.56%		Apr. 28, 2006	2.80%	[1]	9.74%	[1]	10.50%	[1]	[1]	2.90%	8.66%	9.28%		Oct. 04, 2093	2.80%	[1]	9.74%	[1]	10.50%	[1]	[1]	2.77%	8.50%	9.12%		Sep. 09, 2002	2.80%	[1]	9.74%	[1]	10.50%	[1]	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.